Subsequent Events (Tables)	12 Months Ended
Jun. 30, 2024
Subsequent Events
Schedule of previously issued combined balance sheets, combined statements of income and comprehensive income and combined statements of cash flows

	As of June 30, 2023
	As previously	Loss of control	As
	reported	influence (unaudited)	audited
	(US$)	(US$)	(US$)
Assets
Current assets:
Cash and cash equivalents	120,251	(107,631)	12,620
Restricted cash	10,653	(10,653)	—
Term deposit	4,000	(4,000)	—
Accounts receivable, net	57,452	(57,452)	—
Deposits, prepayments and other current assets	6,420	(6,096)	324
Contract assets	4,635	(4,635)	—
Total current assets	203,411	(190,467)	12,944

Property and equipment, net	48,394	(48,391)	3
Long term investment	138	(138)	—
Intangible assets, net	13,646	(11,437)	2,209
Goodwill	35,666	(35,666)	—
Long-term prepayments	1,336	(1,336)	—
Deferred tax assets, net	100	(100)	—
Right-of-use assets	25,784	(23,586)	2,198
Total non-current assets	125,064	(120,654)	4,410

Total Assets	328,475	(311,121)	17,354

Liabilities and Shareholders’ equity
Current liabilities:
Commission payable	23,867	(22,952)	915
Accounts payable	461	(461)	—
Advance from customers	5,510	(5,510)	—
Investors’ deposit	9,817	(9,817)	—
Income tax payable	23,222	(23,167)	55
Due to related parties	5,269	4,840	10,109
Other payables and accrued liabilities	59,954	(59,539)	415
Lease liability	11,566	(10,542)	1,024
Total current liabilities	139,666	(127,148)	12,518

Commission payable-long term	73	(73)	—
Deferred tax liabilities	2,772	(2,448)	324
Lease liability	13,911	(12,602)	1,309
Total non-current liabilities	16,756	(15,123)	1,633

Total Liabilities	156,422	(142,271)	14,151

Mezzanine equity
Redeemable noncontrolling interest	4,235	(4,235)	—
Total Mezzanine equity	4,235	(4,235)	—

Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000* shares (ADS 28,000,000) as of June 30, 2023)	6	—	6
Additional paid-in capital	71,364	(38,210)	33,154
Statutory reserves	17,755	(17,755)	—
Retained earnings (accumulated deficit)	62,417	(92,374)	(29,957)
Accumulated other comprehensive income	2,308	(2,308)	—
Total shareholders’ equity	153,850	(150,647)	3,203

Noncontrolling interests	13,968	(13,968)	—

Total shareholders’ equity	167,818	(164,615)	3,203

Total Liabilities, Mezzanine equity, and equity	328,475	(311,121)	17,354

	Years Ended June 30, 2023
	As previously	Loss of control	As
	reported	influence (unaudited)	audited
	(US$)	(US$)	(US$)

Net revenues
From third parties
Wealth management	280,536	(264,904)	15,632
Asset management	4,690	(1,738)	2,952
Health Management	12,454	(12,454)	—
Others	3,359	(3,359)	—
Total net revenues from third parties	301,039	(282,455)	18,584
From a related party
Wealth management	241	(241)	—
Total net revenues from a related party	241	(241)	—
Total net revenues	301,280	(282,696)	18,584

Operating cost and expenses
Compensation and benefits	166,556	(160,070)	6,486
Health management costs	10,727	(10,727)	—
Share-based compensation expense	750	3	753
Sales and marketing expenses	45,869	(43,216)	2,653
General and administrative expenses	43,530	(36,509)	7,021
Impairment loss on goodwill	5,100	(5,100)	—
Impairment loss on intangible assets	318	(318)	—
Asset impairment loss	—	5,305	5,305
Total operating cost and expenses	272,850	(250,632)	22,218

Income/(loss) from operations	28,430	(32,064)	(3,634)

Other income/(expenses)
Interest income, net	194	(53)	141
Other (expenses)/income, net	(1,020)	1,044	24
Total other (expenses)/income, net	(826)	991	165

Income/(loss) before income tax expense	27,604	(31,073)	(3,469)
Income tax expense	(10,281)	10,281	—
Net income/(loss)	17,323	(20,792)	(3,469)

Less: net loss attributable to non-controlling interests	(1,384)	1,384	—
Net income/(loss) attributable to shareholders	18,707	(22,176)	(3,469)

Net income/(loss)	17,323	(20,792)	(3,469)
Other comprehensive income
Foreign currency translation gain	1,184	(1,184)	—
Comprehensive Income/(loss)	18,507	(21,976)	(3,469)

Less: Comprehensive Loss attributable to non-controlling interest	(1,384)	1,384	—
Comprehensive income/(loss) attributable to shareholders	19,891	(23,360)	(3,469)

Earnings/loss per share
Earnings per
Ordinary share - Basic	0.33	—	(0.06)
Ordinary share - diluted	0.32	—	(0.06)
ADS - Basic	0.67	—	(0.12)
ADS - Diluted	0.65	—	(0.12)

Weighted average number outstanding:
Ordinary share - Basic	56,000,000	—	56,000,000
Ordinary share - Diluted	57,972,472	—	56,000,000
ADS - Basic	28,000,000	—	28,000,000
ADS - Diluted	28,986,236	—	28,000,000

	Years Ended June 30, 2022
	As previously	Loss of control	As
	reported	influence (unaudited)	audited
	(US$)	(US$)	(US$)

Net revenues
From third parties
Wealth management	293,500	(286,710)	6,790
Asset management	3,016	(819)	2,197
Health Management	65	(65)	—
Others	3,508	(3,508)	—
Total net revenues from third parties	300,089	(291,102)	8,987
From a related party
Wealth management	697	(697)	—
Total net revenues from a related party	697	(697)	—
Total net revenues	300,786	(291,799)	8,987

Operating cost and expenses
Compensation and benefits	163,295	(159,122)	4,173
Share-based compensation expense	1,137	—	1,137
Sales and marketing expenses	48,286	(45,888)	2,398
General and administrative expenses	37,472	(30,711)	6,761
Total operating cost and expenses	250,190	(235,721)	14,469

Income/(loss) from operations	50,596	(56,078)	(5,482)
Other income/(expenses)
Interest income, net	232	(127)	105
Other expense, net	(579)	(311)	(890)
Total other expenses, net	(347)	(438)	(785)

Income/(loss) before income tax expense	50,249	(56,516)	(6,267)
Income tax expense	(13,719)	13,714	(5)
Net income/(loss)	36,530	(42,802)	(6,272)

Net income/(loss)	36,530	(42,802)	(6,272)
Foreign currency translation gain	647	(647)	—
Comprehensive income/(loss)	37,177	(43,449)	(6,272)

Earnings /(loss) per share
Earnings/(loss) per
Ordinary share - Basic	0.65	—	(0.11)
Ordinary share - diluted	0.63	—	(0.11)
ADS - Basic	1.30	—	(0.22)
ADS – Diluted	1.26	—	(0.22)

Weighted average number outstanding:
Ordinary share - Basic	56,000,000	—	56,000,000
Ordinary share - Diluted	57,979,504	—	56,000,000
ADS - Basic	28,000,000	—	28,000,000
ADS - Diluted	28,989,752	—	28,000,000

	Years Ended June 30, 2023
	As	Loss of
	previously	control	As
	reported	influence (unaudited)	audited
	(US$)	(US$)	(US$)

Cash flows from operating activities
Net income/(loss)	17,323	(20,792)	(3,469)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	7,817	(6,641)	1,176
Expected credit loss	—	6	6
Non-cash operating lease expense	12,359	(12,359)	—
Share-based compensation expenses	750	3	753
Impairment loss on goodwill	5,100	(5,100)	—
Impairment loss on intangible assets	318	(318)	—
Loss from disposal of long-term assets	12	(12)	—
Changes in deferred taxes	(265)	265	—
Changes in operating assets and liabilities
Accounts receivable	22,612	(22,612)	—
Contract assets	(4,824)	4,824	—
Due from related parties	9,521	(8,135)	1,386
Deposits, prepayments and other current assets	13,860	(13,735)	125
Commission payable	12,855	(12,366)	489
Commission payable-long term	(110)	110	—
Accounts payable	(5,904)	5,904	—
Advance from customers	(3,110)	3,110	—
Investors’ deposit	(8,818)	8,818	—
Income tax payable	6,863	(6,863)	—
Lease liability	(11,218)	10,263	(955)
Other payables and accrued liabilities	99	(272)	(173)
Due to related parties	274	9,835	10,109
Commitments and contingencies	149	(149)	—
Net cash provided by operating activities	75,663	(66,216)	9,447

Cash flows from investing activities
Payment for office equipment, furniture and leasehold improvements	(2,864)	2,864	—
Payment for intangible assets	(231)	(25)	(256)
Proceeds from disposal of long-term assets	4	(4)	—
Purchases of term deposit	(4,163)	4,163	—
Payment of consideration payable	(2,204)	2,204	—
Acquisition of a subsidiary, net of cash acquired	(26,358)	26,358	—
Net cash used in investing activities	(35,816)	35,560	(256)

Cash flows from financing activities
Contributions from a shareholder and noncontrolling shareholders	514	(514)	—
Repayment of loans borrowed from third parties	(288)	288	—
Net cash provided by financing activities	226	(226)	—

Effect of exchange rate changes	(7,565)	7,565	—

Net increase in cash, cash equivalents and restricted cash	32,508	(23,317)	9,191

Cash, cash equivalents, and restricted cash at beginning of the year	98,396	(94,967)	3,429

Cash, cash equivalents, and restricted cash at end of the year	130,904	(118,284)	12,620

Reconciliation to amounts on combined balances sheets

Cash and cash equivalents	120,251	(107,631)	12,620
Restricted cash	10,653	(10,653)	—
Total cash, cash equivalents, and restricted cash	130,904	(118,284)	12,620

Supplemental disclosure of cash flow information:

Income taxes paid	3,945	(3,942)	3

Supplemental disclosure of non-cash flow information:

Effect on operating assets upon the adoption of ASU 2016-13 on July 1, 2022	29,425	(29,425)	—

Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations	6,996	(4,080)	2,916

Transfer of prepayment of other liabilities to lease liability	1,460	(1,460)	—

	Years Ended June 30, 2022
	As	Loss of
	previously	control	As
	reported	influence (unaudited)	audited
	(US$)	(US$)	(US$)

Cash flows from operating activities
Net income/ (loss)	36,530	(42,802)	(6,272)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation and amortization	4,387	(2,676)	1,711
Expected credit loss	—	5	5
Share-based compensation expenses	1,137	—	1,137
Loss from disposal of long-term assets	3	(3)	—
Changes in deferred taxes	18	(18)	—
Changes in operating assets and liabilities
Accounts receivable	4,672	(4,672)	—
Due from related parties	9,293	(1,393)	10,686
Deposits, prepayments and other current assets	272	(257)	15
Commission payable	(7,028)	960	(6,068)
Commission payable-long term	(1,362)	1,362	—
Long-term prepayments	256	(256)	—
Investors’ deposit	(17,985)	17,985	—
Income tax payable	504	(499)	5
Lease liability	—	(1,590)	(1,590)
Other payables and accrued liabilities	4,718	(4,454)	264
Due to related parties	1,761	(1,761)	—
Commitments and contingencies	(201)	201	—
Net cash provided by/(used in) operating activities	36,975	(37,082)	(107)

Cash flows from investing activities
Payment for office equipment, furniture and leasehold improvements	(1,304)	1,304	—
Payment for intangible assets	(558)	558	—
Proceeds from disposal of long-term assets	4	(4)	—
Purchases of term deposit	(155)	155	—
Acquisition of a subsidiary, net of cash acquired	(6,422)	6,422	—
Acquisition of buildings and properties	(35,937)	35,937	—
Net cash used in investing activities	(44,372)	44,372	—

Cash flows from financing activities
Repayment of loans borrowed from third parties	(155)	155	—
Net cash provided by financing activities	(155)	155	—

Effect of exchange rate changes	(3,231)	3,231	—

Net decrease in cash, cash equivalents and restricted cash	(10,783)	10,676	(107)

Cash, cash equivalents, and restricted cash at beginning of the year	109,179	(105,643)	3,536

Cash, cash equivalents, and restricted cash at end of the year	98,396	(94,967)	3,429

Reconciliation to amounts on combined balances sheets

Cash and cash equivalents	78,245	(74,816)	3,429
Restricted cash	20,151	(20,151)	—
Total cash and cash equivalents, and restricted cash	98,396	(94,967)	3,429

Supplemental disclosure of cash flow information:

Income taxes paid	13,162	(13,162)	—

Supplemental disclosure of non-cash flow information:

Consideration payable related to business acquisition of a subsidiary	2,280	(2,280)	—

Liabilities assumed related to acquisition of buildings and properties	11,019	(11,019)	—